Schedule of Investments (unaudited)	iShares® CMBS ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 70.4%
Bank
3.30%, 05/15/64	$500	$404,670
3.92%, 04/15/65(a)	1,500	1,495,664
BANK 2018-BN15, Class A3, 4.14%, 11/15/61 (Call 09/15/28)	2,500	2,525,430
BANK 2020-BN30, Class ABS, 1.67%, 12/15/53	240	213,428
BANK 2021-BN31, Class ASB, 1.74%, 02/15/54 (Call 03/15/30)	1,000	891,842
BANK 2021-BN34, Class AS, 2.57%, 06/15/63 (Call 06/15/31)	500	431,974
BANK 2022-BNK40, Class A4, 3.39%, 03/15/64 (Call 02/15/32)(a)	1,000	964,595
BANK 2022-BNK40, Class AS, 3.39%, 03/15/64 (Call 03/15/32)(a)	1,000	914,822
Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	220	216,226
Series 2017-BNK4, Class AS, 3.78%, 05/15/50 (Call 03/15/27)	1,500	1,452,276
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50 (Call 10/15/26)	275	270,659
Series 2017-BNK4, Class C, 4.37%, 05/15/50 (Call 03/15/27)(a)	485	456,116
Series 2017-BNK5, Class A4, 3.13%, 06/15/60 (Call 05/15/27)	1,960	1,890,995
Series 2017-BNK7, Class B, 3.95%, 09/15/60 (Call 09/15/27)	550	518,402
Series 2017-BNK8, Class A3, 3.23%, 11/15/50 (Call 10/15/27)	1,000	967,341
Series 2017-BNK8, Class AS, 3.73%, 11/15/50 (Call 11/15/27)	1,000	963,045
Series 2018-BN10, Class C, 4.16%, 02/15/61 (Call 02/15/28)(a)	800	739,607
Series 2018-BN14, Class A3, 3.97%, 09/15/60 (Call 07/15/28)	600	603,576
Series 2018-BN14, Class AS, 4.48%, 09/15/60 (Call 09/15/28)(a)	500	497,659
Series 2018-BN14, Class B, 4.58%, 09/15/60 (Call 09/15/28)(a)	750	726,089
Series 2019-BN16, Class AS, 4.27%, 02/15/52 (Call 01/15/29)	262	255,341
Series 2019-BN18, Class A2, 3.47%, 05/15/62 (Call 05/15/24)	830	818,392
Series 2019-BN19, Class A3, 2.93%, 08/15/61 (Call 05/15/29)	3,000	2,830,988
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	497	475,500
Series 2019-BN20, Class A2, 2.76%, 09/15/62 (Call 07/15/29)	427	396,945
Series 2019-BN20, Class A3, 3.01%, 09/15/62 (Call 08/15/29)	1,000	945,682
Series 2019-BN20, Class B, 3.40%, 09/15/62 (Call 08/15/29)(a)	1,000	905,026
Series 2019-BN21, Class A4, 2.60%, 10/17/52 (Call 08/15/29)	2,000	1,845,813
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 09/15/29)	500	467,742
Series 2019-BN21, Class B, 3.21%, 10/17/52 (Call 10/15/29)(a)	1,000	885,069
Series 2019-BN22, Class A3, 2.73%, 11/15/62 (Call 09/15/29)	1,000	922,685
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-BN22, Class A4, 2.98%, 11/15/62 (Call 10/15/29)	$820	$772,964
Series 2019-BN24, Class ASB, 2.93%, 11/15/62 (Call 03/15/29)	1,000	952,432
Series 2019-BNK16, Class A4, 4.01%, 02/15/52 (Call 01/15/29)	2,100	2,116,675
Series 2020, Class A5, 2.65%, 01/15/63 (Call 01/15/30)	1,000	919,893
Series 2020-BN25, Class A3, 2.39%, 01/15/63 (Call 01/15/27)	1,000	930,494
Series 2020-BN26, Class B, 2.91%, 03/15/63 (Call 03/15/30)(a)	250	214,452
Series 2020-BN27, Class AS, 2.55%, 04/15/63 (Call 03/15/30)	1,000	865,227
Series 2020-BN28, Class A4, 1.84%, 03/15/63 (Call 09/15/30)	500	429,856
Series 2020-BN29, Class C, 3.03%, 11/15/53 (Call 12/15/30)(a)	520	435,874
Series 2021-BN32, Class AS, 2.64%, 04/15/54 (Call 03/15/31)	2,075	1,886,733
Series 2021-BN34, Class A5, 2.44%, 06/15/63 (Call 06/15/31)	244	217,636
Series 2021-BN35, Class B, 2.53%, 06/15/64 (Call 07/15/31)	1,000	815,553
Series2017-BNK4, Class A4, 3.63%, 05/15/50 (Call 03/15/27)	1,000	990,081
Serise BN23, Class C, 3.51%, 12/15/52 (Call 12/15/29)(a)	500	436,549
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 04/15/26)	800	777,601
Series 2016-UB10, Class B, 3.79%, 07/15/49 (Call 05/15/26)	250	237,441
Series 2017-BNK3, Class A3, 3.31%, 02/15/50 (Call 11/15/26)	1,351	1,315,356
Series 2017-BNK3, Class A4, 3.57%, 02/15/50 (Call 01/15/27)	1,000	988,262
Series 2017-BNK3, Class B, 3.88%, 02/15/50 (Call 01/15/27)(a)	830	785,445
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	1,746	1,712,309
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	2,000	1,880,996
Series 2019-C5, Class A2, 3.04%, 11/15/52 (Call 10/15/24)	678	661,962
Series 2019-C5, Class A4, 3.06%, 11/15/52 (Call 10/15/29)	1,000	947,475
Barclays Commercial Mortgage Trust 2019-C5, 2.81%, 11/15/52	1,000	929,743
BBCMS Mortgage Trust
2.95%, 02/15/55 (Call 01/15/32)(a)	1,500	1,385,331
BBCMS 2020-C7, Class AS, 2.44%, 04/15/53 (Call 03/15/30)	300	258,637
BBCMS 2021-C12, Class A4, 2.42%, 11/15/54	2,000	1,786,894
BBCMS 2021-C12, Class C, 3.21%, 11/15/54(a)	1,500	1,229,953
BBCMS 2022-C14, Class AS, 3.35%, 02/15/55 (Call 01/15/32)(a)	250	226,833
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	1,000	987,430
Series 2018-C2, Class A5, 4.31%, 12/15/51 (Call 12/15/28)	1,250	1,278,772
Series 2018-C2, Class C, 4.97%, 12/15/51 (Call 12/15/28)(a)	250	236,586
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 01/15/30)	1,500	1,377,678
Series 2020-C8, Class A5, 2.04%, 10/15/53 (Call 10/15/30)	1,000	871,656
Series 2021-C11, CLASS A5, 2.32%, 09/15/54	2,500	2,202,894

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 03/15/32)(a)	$640	$627,814
BBCMS Trust
BBCMS 2021-C10, Class C, 2.84%, 07/15/54 (Call 06/15/31)	500	400,265
Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	1,750	1,571,972
Series 2021-C10, Class AS, 2.68%, 07/15/54 (Call 06/15/31)	1,000	864,791
Series 2021-C10, Class B, 2.49%, 07/15/54 (Call 06/15/31)	1,000	812,597
Benchmark Mortgage Trust
3.46%, 03/15/55 (Call 02/15/32)	2,000	1,929,573
4.59%, 05/15/55 (Call 05/15/32)(a)	1,000	1,046,437
BMARK 2020-B18 AM, Class AM, 2.34%, 07/15/53 (Call 07/11/30)	430	364,636
BMARK 2021-B27, Class A2, 2.02%, 07/15/54 (Call 07/15/26)	1,000	930,368
BMARK 2021-B27, Class A5, 2.39%, 07/15/54 (Call 06/15/31)	1,000	886,118
BMARK 2021-B27, Class AS, 2.51%, 07/15/54 (Call 06/15/31)	500	429,598
BMARK 2021-B29, Class A2, 2.02%, 09/15/54 (Call 09/15/26)	1,740	1,602,626
BMARK 2022-B32, Class A5, 3.00%, 01/15/55(a)	1,000	928,534
BMARK 2022-B34, Class A5, 3.79%, 04/15/55 (Call 03/15/32)(a)	3,500	3,456,753
Series 2018-B1, Class A5, 3.67%, 01/15/51 (Call 12/15/27)(a)	1,000	988,922
Series 2018-B1, Class AM, 3.88%, 01/15/51 (Call 12/15/27)(a)	500	485,066
Series 2018-B2, Class A4, 3.61%, 02/15/51 (Call 11/15/27)	1,350	1,329,433
Series 2018-B2, Class AS, 4.08%, 02/15/51 (Call 01/15/28)(a)	1,000	969,060
Series 2018-B2, Class C, 4.20%, 02/15/51 (Call 02/15/28)(a)	500	470,404
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 02/10/28)	1,000	1,006,245
Series 2018-B4, Class A2, 3.98%, 07/15/51 (Call 05/15/24)	425	423,613
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 06/15/28)(a)	1,023	1,035,123
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 02/15/28)(a)	464	464,856
Series 2018-B4, Class C, 4.55%, 07/15/51 (Call 07/15/28)(a)	400	372,473
Series 2018-B5, Class B, 4.57%, 07/15/51 (Call 07/15/28)	500	487,308
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 10/15/28)(a)	1,000	1,032,507
Series 2018-B7, Class B, 4.86%, 05/15/53 (Call 11/15/28)(a)	400	396,479
Series 2018-B8, Class A4, 3.96%, 01/15/52 (Call 07/15/28)	2,000	2,001,981
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	1,000	1,016,834
Series 2018-B8, Class AS, 4.53%, 01/15/52 (Call 12/15/28)(a)	1,563	1,561,747
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	580,164
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 05/15/29)	1,000	977,695
Series 2019-B11, Class AS, 3.78%, 05/15/52 (Call 05/15/29)	500	473,875
Series 2019-B11, Class B, 3.96%, 05/15/52 (Call 05/15/29)(a)	500	461,789
Series 2019-B13, Class AM, 3.18%, 08/15/57 (Call 10/15/29)	1,000	914,297
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-B13, Class C, 3.84%, 08/15/57 (Call 10/15/29)(a)	$500	$448,408
Series 2019-B14, Class A5, 3.05%, 12/15/62 (Call 11/15/29)	500	472,859
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	1,000	1,005,112
Series 2019-B9, Class C, 4.97%, 03/15/52 (Call 01/15/29)(a)	250	236,249
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	1,990	1,838,635
Series 2020-B16, Class AM, 2.94%, 02/15/53 (Call 01/15/30)(a)	1,000	896,522
Series 2020-B17, Class C, 3.37%, 03/15/53 (Call 03/15/30)(a)	250	215,310
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 09/15/30)	450	369,801
Series 2020-B20, Class B, 2.53%, 10/15/53 (Call 10/15/30)	500	420,740
Series 2020-B21, Class A5, 2.25%, 12/17/53 (Call 12/15/30)	500	425,717
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 12/15/30)	1,000	862,306
Series 2020-IG1, Class A3, 2.69%, 09/15/43 (Call 01/15/30)	1,750	1,590,071
Series 2021-B23, Class AS, 2.27%, 02/15/54 (Call 02/15/31)	500	422,958
Series 2021-B24, Class A4, 2.26%, 03/15/54 (Call 01/15/31)	3,000	2,672,554
Series 2021-B25, Class A5, 2.58%, 04/15/54 (Call 04/15/31)	2,000	1,804,942
Series 2021-B25, Class ASB, 2.27%, 04/15/54 (Call 03/15/31)	650	587,241
Series 2021-B26, Class A5, 2.61%, 06/15/54 (Call 05/15/31)	1,500	1,356,749
Series 2021-B26, Class AM, 2.83%, 06/15/54 (Call 05/15/31)	500	440,300
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 08/15/31)	830	734,270
Serise 2020-B17, Class A2, 2.21%, 03/15/53 (Call 03/15/25)	1,000	948,696
Serise 2020-B17, Class A5, 2.29%, 03/15/53 (Call 02/15/30)	1,000	894,460
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50 (Call 11/15/27)(a)	1,510	1,482,122
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 01/10/27)	230	223,503
Series 2017-CD3, Class AS, 3.83%, 02/10/50 (Call 01/10/27)	750	712,664
Series 2017-CD3, Class C, 4.55%, 02/10/50 (Call 01/10/27)(a)	300	267,032
Series 2017-CD4, Class A4, 3.51%, 05/10/50 (Call 04/10/27)(a)	1,000	977,020
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	750	733,046
Series 2017-CD6, Class C, 4.26%, 11/13/50 (Call 11/13/27)(a)	500	468,254
Series 2018-CD7, Class ASB, 4.21%, 08/15/51 (Call 03/15/28)	550	550,784
Series 2019-CD8, Class A4, 2.91%, 08/15/57 (Call 08/15/29)	1,000	932,787
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 12/10/25)	500	496,199
Series 2016-C4, Class A4, 3.28%, 05/10/58 (Call 02/10/26)	1,650	1,597,950

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C8, Class ASB, 3.37%, 06/15/50 (Call 07/15/26)	$951	$933,620
Series 2017-C8, Class B, 4.20%, 06/15/50 (Call 05/15/27)(a)	750	724,645
Citigroup Commercial Mortgage Trust
CGCMT 2015-GC33, Class AS, 4.11%, 09/10/58 (Call 09/10/25)	850	841,383
CGCMT 2016-C3, Class AAB, 2.98%, 11/15/49 (Call 12/15/25)	937	916,457
Series 20116-P4, Class A4, 2.90%, 07/10/49 (Call 07/10/26)	1,729	1,661,106
Series 2013-GC15, Class A4, 4.37%, 09/10/46 (Call 09/10/23)(a)	750	750,991
Series 2014-GC19, Class A4, 4.02%, 03/10/47 (Call 01/10/24)	500	499,499
Series 2014-GC21, Class A5, 3.86%, 05/10/47 (Call 04/10/24)	1,145	1,139,686
Series 2014-GC23, Class A4, 3.62%, 07/10/47 (Call 07/10/24)	750	743,927
Series 2014-GC23, Class AS, 3.86%, 07/10/47 (Call 07/10/24)	250	246,681
Series 2014-GC23, Class C, 4.43%, 07/10/47 (Call 07/10/24)(a)	250	241,400
Series 2014-GC25, Class A4, 3.64%, 10/10/47 (Call 09/10/24)	1,000	989,897
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 09/10/24)	953	934,966
Series 2014-GC25, Class B, 4.35%, 10/10/47 (Call 10/10/24)(a)	100	97,879
Series 2015-GC27, Class A5, 3.14%, 02/10/48 (Call 12/10/24)	2,180	2,135,741
Series 2015-GC29, Class C, 4.14%, 04/10/48 (Call 04/10/25)(a)	250	238,777
Series 2015-GC31, Class A4, 3.76%, 06/10/48 (Call 06/10/25)	750	743,931
Series 2015-GC33, Class A4, 3.78%, 09/10/58 (Call 09/10/25)	1,500	1,491,523
Series 2015-GC35, Class AAB, 3.61%, 11/10/48 (Call 04/10/25)	347	343,553
Series 2015-P1, Class A5, 3.72%, 09/15/48 (Call 07/15/25)	356	353,620
Series 2016-C1, Class A4, 3.21%, 05/10/49 (Call 05/10/26)	874	852,033
Series 2016-C2, Class A4, 2.83%, 08/10/49 (Call 08/10/26)	1,000	955,588
Series 2016-GC36, Class A4, 3.35%, 02/10/49 (Call 11/10/25)	1,000	981,199
Series 2016-P3, Class A3, 3.06%, 04/15/49 (Call 01/15/26)	1,500	1,468,666
Series 2016-P3, Class A4, 3.33%, 04/15/49 (Call 02/15/26)	75	73,240
Series 2016-P6, Class AS, 4.03%, 12/10/49 (Call 11/10/26)(a)	1,000	977,401
Series 2017-C4, Class A3, 3.21%, 10/12/50 (Call 08/12/27)	1,000	969,974
Series 2017-P8, Class A3, 3.20%, 09/15/50 (Call 07/15/27)	885	855,675
Series 2017-P8, Class AS, 3.79%, 09/15/50 (Call 09/15/27)(a)	750	722,788
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 02/10/28)	600	603,288
Series 2018-C5, Class A4, 4.23%, 06/10/51 (Call 05/10/28)(a)	1,000	1,015,070
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	1,199	1,228,379
Series 2019-C7, Class A4, 3.10%, 12/15/72 (Call 12/15/29)	2,000	1,885,547
Series 2019-GC41, Class AS, 3.02%, 08/10/56 (Call 08/10/29)	750	683,635
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-GC43, Class A2, 2.98%, 11/10/52 (Call 10/10/24)	$863	$840,446
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	750	705,417
Series 2020-GC46, Class A5, 2.72%, 02/15/53 (Call 02/15/30)	2,000	1,834,540
Series 2020-GC46, Class AS, 2.92%, 02/15/53 (Call 02/15/30)(a)	500	445,359
Series 2020-GC46, Class B, 3.15%, 02/15/53 (Call 02/15/30)(a)	234	206,167
Commission Mortgage Trust
COMM 2015-CR24, Class A4, 3.43%, 08/10/48 (Call 06/10/25)	954	939,541
Series 2013-CR11, Class A4, 4.26%, 08/10/50 (Call 09/10/23)	150	150,243
Series 2013-CR11, Class AM, 4.72%, 08/10/50 (Call 09/10/23)(a)	250	250,547
Series 2013-CR6, Class ASB, 2.62%, 03/10/46 (Call 12/10/22)	82	81,357
Series 2013-LC13, Class A5, 4.21%, 08/10/46 (Call 08/10/23)	0	—
Series 2013-LC6, Class ASB, 2.48%, 01/10/46 (Call 09/10/22)	6	5,740
Series 2013-LC6, Class B, 3.74%, 01/10/46 (Call 01/10/23)	430	427,386
Series 2014-CR14, Class C, 4.60%, 02/10/47 (Call 01/10/24)(a)	200	196,593
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 03/10/24)	500	499,064
Series 2014-CR16, Class ASB, 3.65%, 04/10/47 (Call 12/10/23)	59	59,015
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	500	498,644
Series 2014-CR17, Class B, 4.38%, 05/10/47 (Call 05/10/24)	292	285,592
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 06/15/24)	300	295,223
Series 2014-CR19, Class A5, 3.80%, 08/10/47 (Call 08/10/24)	438	435,413
Series 2014-CR19, Class B, 4.70%, 08/10/47 (Call 08/10/24)(a)	850	838,207
Series 2014-CR20, Class AM, 3.94%, 11/10/47 (Call 10/10/24)	250	244,462
Series 2014-LC15, Class A4, 4.01%, 04/10/47 (Call 03/10/24)	1,945	1,938,839
Series 2014-LC17, Class A5, 3.92%, 10/10/47 (Call 09/10/24)	675	672,296
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	1,521	1,516,471
Series 2014-UBS2, Class AM, 4.20%, 03/10/47 (Call 02/10/24)	425	419,686
Series 2014-UBS3, Class C, 4.74%, 06/10/47 (Call 05/10/24)(a)	150	144,550
Series 2014-UBS4, Class A4, 3.42%, 08/10/47 (Call 06/10/24)	250	247,097
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	500	495,573
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	500	491,212
Series 2014-UBS4, Class B, 4.35%, 08/10/47 (Call 07/10/24)	250	243,775

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/10/24)	$730	$724,617
Series 2014-UBS6, Class A4, 3.38%, 12/10/47 (Call 10/10/24)	943	929,015
Series 2014-UBS6, Class A5, 3.64%, 12/10/47 (Call 11/10/24)	500	494,863
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 02/10/25)	500	491,453
Series 2015-CR22, Class AM, 3.60%, 03/10/48 (Call 03/10/25)(a)	200	193,807
Series 2015-CR22, Class C, 4.08%, 03/10/48 (Call 03/10/25)(a)	300	286,039
Series 2015-CR23, Class A4, 3.50%, 05/10/48 (Call 04/10/25)	500	492,853
Series 2015-CR24, Class B, 4.38%, 08/10/48 (Call 07/10/25)(a)	750	735,273
Series 2015-CR24, Class D, 3.46%, 08/10/48 (Call 08/10/25)(a)	200	179,704
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	750	744,965
Series 2015-CR25, Class ASB, 3.54%, 08/10/48 (Call 04/10/25)	626	619,361
Series 2015-CR25, Class B, 4.53%, 08/10/48 (Call 08/10/25)(a)	300	290,107
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 01/10/25)	750	732,850
Series 2015-DC1, Class B, 4.04%, 02/10/48 (Call 01/10/25)(a)	1,000	967,257
Series 2015-DC1, Class C, 4.30%, 02/10/48 (Call 01/10/25)(a)	250	240,929
Series 2015-LC19, Class A4, 3.18%, 02/10/48 (Call 01/10/25)	1,000	977,659
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	500	495,221
Series 2015-LC23, Class A4, 3.77%, 10/10/48 (Call 10/10/25)	1,000	993,915
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	1,533	1,526,189
Series 2015-PC1, Class ASB, 3.61%, 07/10/50 (Call 11/10/24)	107	106,370
Series 2016-CR28, Class C, 4.62%, 02/10/49 (Call 12/10/25)(a)	604	580,106
Series 2016-DC2, Class A4, 3.50%, 02/10/49 (Call 12/10/25)	388	382,639
Series 2016-DC2, Class AM, 4.24%, 02/10/49 (Call 02/10/26)	750	724,195
Series 2016-DC2, Class ASB, 3.55%, 02/10/49 (Call 08/10/25)	714	708,227
Series 2016-DC2, Class C, 4.67%, 02/10/49 (Call 02/10/26)(a)	250	235,649
Series 2017-COR2, Class C, 4.59%, 09/10/50 (Call 08/10/27)(a)	750	703,285
Series 2018-COR3, Class A3, 4.23%, 05/10/51 (Call 04/10/28)	750	757,219
Series 2018-COR3, Class B, 4.51%, 05/10/51 (Call 04/10/28)(a)	500	483,085
Series 2018-COR3, Class C, 4.56%, 05/10/51 (Call 04/10/28)(a)	500	458,792
Series 2019-GC44, Class A5, 2.95%, 08/15/57 (Call 11/15/29)	1,000	936,669
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 01/15/25)	$500	$491,705
Series 2015-C1, Class AS, 3.79%, 04/15/50 (Call 01/15/25)(a)	435	421,508
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 04/15/25)	500	492,360
Series 2015-C3, Class A4, 3.72%, 08/15/48 (Call 07/15/25)	650	642,340
Series 2015-C4, Class A3, 3.54%, 11/15/48	1,489	1,467,179
Series 2015-C4, Class A4, 3.81%, 11/15/48	1,464	1,452,234
Series 2015-C4, Class D, 3.56%, 11/15/48(a)	250	221,780
Series 2016-C5, Class C, 4.64%, 11/15/48 (Call 11/15/25)(a)	750	718,436
Series 2016-C6, Class C, 4.92%, 01/15/49 (Call 04/15/26)(a)	350	327,672
Series 2016-C7, Class A4, 3.21%, 11/15/49 (Call 07/15/26)	193	188,359
Series 2016-C7, Class AS, 3.96%, 11/15/49 (Call 10/15/26)(a)	1,000	966,287
Series 2017-CX9, Class A5, 3.45%, 09/15/50 (Call 06/15/27)	1,000	968,940
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 02/15/28)(a)	1,000	1,004,040
Series 2019-C15, Class A2, 3.45%, 03/15/52 (Call 04/15/24)	1,060	1,048,078
Series 2019-C15, Class A3, 3.78%, 03/15/52 (Call 09/15/28)	1,400	1,382,255
Series 2019-C15, Class B, 4.48%, 03/15/52 (Call 01/15/29)	1,000	950,812
Series 2019-C17, Class A5, 3.02%, 09/15/52 (Call 09/15/29)	2,000	1,873,578
Series 2019-C18, Class ASB, 2.87%, 12/15/52 (Call 07/15/29)	500	474,508
Series 2020-C19, Class A3, 2.56%, 03/15/53 (Call 03/15/30)	500	450,023
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,435,994
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49 (Call 02/10/26)	1,000	975,301
Series 2016-C1, Class ASB, 3.04%, 05/10/49 (Call 12/10/25)	413	403,970
Series 2016-C1, Class B, 4.20%, 05/10/49 (Call 03/10/26)(a)	1,160	1,091,611
Series 2016-C1, Class C, 3.32%, 05/10/49 (Call 03/10/26)(a)	468	417,073
Series 2017-C6, Class A3, 3.27%, 06/10/50 (Call 06/10/24)	561	553,178
Federal National Mortgage Association
1.76%, 11/25/31	993	919,499
2.35%, 02/25/31	1,000	948,600
FNA 2017-M15, Class ATS2, 3.15%, 11/25/27(a)	481	476,904
FNA 2018-M14, Class A2, 3.58%, 08/25/28(a)	420	432,170
FNA 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,175	1,159,292
FNA 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,690	1,606,829
FNA 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,767,974
FNA 2022-M3, Class A2, 1.71%, 11/25/31(a)	2,000	1,754,934
FNA 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,698,159
Series 2016-M1, Class A2, 2.94%, 01/25/26(a)	857	843,546
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	453,187
Series 2016-M12, Class AV2, 2.31%, 10/25/23	372	368,625
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,000	972,672
Series 2017-M1, Class A2, 2.41%, 10/25/26(a)	818	791,936
Series 2017-M14, Class A2, 2.87%, 11/25/27(a)	1,814	1,795,989
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,588	1,532,991
Series 2020-M1, Class A2, 2.44%, 10/25/29	4,530	4,338,487
Series 2020-M14, Class A2, 1.78%, 05/25/30	1,000	908,869

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-M20, Class A2, 1.44%, 10/25/29	$250	$223,267
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	937,382
Series 2020-M8, Class A2, 1.82%, 02/25/30	100	91,353
Series 2021-M4, Class A2, 1.47%, 02/25/31(a)	2,500	2,190,421
Series2019-M6, Class A2, 3.45%, 01/01/29	733	745,319
Serise 2015-M15, Class A2, 2.92%, 10/25/25(a)	656	648,060
Federal National Mortgage Association Multifamily REMIC Trust, 1.94%, 12/25/31(a)	1,000	895,467
Freddie Mac Multifamily Structured Pass Through Certificates
1.31%, 05/25/30 (Call 05/25/30)	1,000	875,268
2.45%, 04/25/32 (Call 04/25/32)	1,000	934,531
2.92%, 06/25/32	4,500	4,369,773
3.00%, 06/25/32	2,500	2,443,357
Class A1, 2.55%, 05/25/31 (Call 05/25/31)	2,249	2,175,810
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	2,500	2,302,656
FHMS K097, Class A1, 2.16%, 05/25/29 (Call 05/25/29)	971	931,708
FHMS K097, Class A2, 2.51%, 07/25/29 (Call 07/25/29)	2,250	2,167,025
FHMS K133, Class A2, 2.10%, 09/25/31 (Call 09/25/31)	1,000	912,769
FHMS K135, Class A1, 1.61%, 10/25/30 (Call 10/25/30)	1,217	1,116,259
FHMS K136, Class A2, 2.13%, 11/25/31 (Call 11/25/31)	2,000	1,827,249
FHMS K139, Class A2, 2.59%, 01/25/32 (Call 01/25/32)(a)	2,000	1,898,095
FHMS K142, Class A2, 2.40%, 03/25/32 (Call 03/25/32)	3,000	2,795,893
Series K039, Class A2, 3.30%, 07/25/24 (Call 07/25/24)	263	261,486
Series K056, Class A1, 2.20%, 07/25/25 (Call 05/25/25)	322	313,913
Series K057, Class A2, 2.57%, 07/25/26 (Call 07/25/26)	1,725	1,683,808
Series K070, Class A1, 3.03%, 04/25/27 (Call 04/25/27)	1,580	1,563,714
Series K089, Class A1, 3.34%, 10/25/28 (Call 10/25/28)	2,297	2,310,966
Series K095, Class A2, 2.79%, 06/25/29 (Call 06/25/29)	2,175	2,132,538
Series K098, Class A2, 2.43%, 08/25/29 (Call 08/25/29)	500	478,934
Series K099, Class A2, 2.60%, 09/25/29 (Call 09/25/29)	2,461	2,381,808
Series K104, Class A2, 2.25%, 01/25/30 (Call 01/25/30)	2,005	1,891,199
Series K106, Class A1, 1.78%, 10/25/29 (Call 10/25/29)	2,439	2,283,633
Series K107, Class A2, 1.64%, 01/25/30 (Call 01/25/30)	3,250	2,936,620
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	2,000	1,788,582
Series K110, Class A1, 1.02%, 09/25/29 (Call 09/25/29)	980	878,154
Series K114, Class A2, 1.37%, 06/25/30 (Call 06/25/30)	760	666,608
Series K118, Class A1, 0.79%, 03/25/30 (Call 03/25/30)	1,921	1,697,162
Series K118, Class A2, 1.49%, 09/25/30 (Call 09/25/30)	2,500	2,206,990
Series K119, Class A2, 1.57%, 09/25/30 (Call 09/25/30)	3,000	2,661,824
Series K120, Class A2, 1.50%, 10/25/30 (Call 10/25/30)	3,200	2,819,807
Series K121, Class A2, 1.55%, 10/25/30 (Call 10/25/30)	1,500	1,326,375
Series K123, Class A2, 1.62%, 12/25/30 (Call 12/25/30)	600	532,871
Series K124, Class A2, 1.66%, 12/25/30 (Call 12/25/30)	2,300	2,046,373
Series K127, Class A2, 2.11%, 01/25/31 (Call 01/25/31)	3,000	2,763,079
Series K128, Class A2, 2.02%, 03/25/31 (Call 03/25/31)	1,000	914,196
Series K132, Class A2, 2.02%, 08/25/31 (Call 08/25/31)	1,000	907,630
Series K-1511, Class A2, 3.47%, 03/25/31 (Call 03/25/31)	1,000	1,014,891
Series K-1516, Class A2, 1.72%, 05/25/35 (Call 05/25/35)	1,825	1,471,786
Series K-1517, Class A2, 1.72%, 07/25/35 (Call 07/25/35)	500	404,554
Series K-1518, Class A2, 1.86%, 10/25/35 (Call 10/25/35)	2,500	2,041,128
Series K152, Class A1, 2.83%, 05/25/30 (Call 04/25/30)	1,155	1,139,762
Series K-1520, Class A2, 2.44%, 02/25/36 (Call 02/25/36)	2,000	1,738,765
Series K-1521, Class A2, 2.18%, 08/25/36 (Call 08/25/36)	1,000	837,871
Series K155, Class A1, 3.75%, 11/25/29 (Call 11/25/29)	475	486,675
Series K156, Class A3, 3.70%, 06/25/33 (Call 06/25/33)(a)	500	509,728
Series K727, Class A2, 2.95%, 07/25/24 (Call 07/25/24)	929	918,039
Series K737, Class AM, 2.10%, 10/25/26 (Call 10/25/26)	300	286,486
Series K740, Class A2, 1.47%, 09/25/27 (Call 09/25/27)	2,000	1,849,499
Series K741, Class A2, 1.60%, 12/25/27 (Call 12/25/27)	1,120	1,039,017
Series K742, Class A2, 1.76%, 03/25/28 (Call 03/25/28)	2,450	2,287,431
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K742, Class AM, 1.37%, 04/25/28 (Call 04/25/28)	$1,400	$1,267,778
Series K745, Class A2, 1.66%, 08/25/28 (Call 08/25/28)	3,000	2,760,889
GS Mortgage Securities Trust
GSMS 2017-GS6, Class B, 3.87%, 05/10/50 (Call 05/10/27)	1,000	945,752
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45 (Call 11/10/22)	200	199,591
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	1,500	1,499,266
Series 2013-GC16, Class AS, 4.65%, 11/10/46 (Call 11/10/23)	150	150,436
Series 2013-GC16, Class C, 5.31%, 11/10/46 (Call 11/10/23)(a)	100	97,578
Series 2014-GC18, Class AS, 4.38%, 01/10/47 (Call 01/10/24)	650	639,795
Series 2014-GC20, Class A5, 4.00%, 04/10/47 (Call 03/10/24)	400	398,740
Series 2014-GC20, Class B, 4.53%, 04/10/47 (Call 04/10/24)(a)	250	241,109
Series 2014-GC22, Class A5, 3.86%, 06/10/47 (Call 05/10/24)	1,640	1,631,928
Series 2014-GC22, Class AS, 4.11%, 06/10/47 (Call 05/10/24)	250	246,077
Series 2014-GC24, Class AAB, 3.65%, 09/10/47 (Call 06/10/24)	247	245,780
Series 2014-GC26, Class A5, 3.63%, 11/10/47 (Call 11/10/24)	1,485	1,469,537
Series 2015-GC30, Class AAB, 3.12%, 05/10/50 (Call 10/10/24)	241	237,983
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/10/25)(a)	500	485,476
Series 2015-GC32, Class A3, 3.50%, 07/10/48 (Call 06/10/25)	545	535,452
Series 2015-GC32, Class C, 4.42%, 07/10/48 (Call 07/10/25)(a)	804	763,658
Series 2015-GC34, Class A4, 3.51%, 10/10/48 (Call 09/10/25)	1,500	1,476,252
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	1,500	1,484,378
Series 2016-GS2, Class A4, 3.05%, 05/10/49 (Call 02/10/26)	1,170	1,132,468
Series 2016-GS3, Class A3, 2.59%, 10/10/49 (Call 08/10/26)	1,291	1,227,909
Series 2016-GS3, Class A4, 2.85%, 10/10/49 (Call 09/10/26)	780	746,671
Series 2016-GS4, Class A4, 3.44%, 11/10/49 (Call 11/10/26)(a)	39	38,208
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 05/10/27)	1,000	967,025
Series 2017-GS7, Class B, 3.88%, 08/10/50 (Call 07/10/27)	500	475,902
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 02/10/28)(a)	1,000	1,002,161
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	750	749,645
Series 2019-GC40, Class A4, 3.16%, 07/10/52 (Call 06/10/29)	1,131	1,077,782
Series 2019-GSA1, Class C, 3.80%, 11/10/52 (Call 10/10/29)(a)	500	444,522
Series 2020-GC45, Class A4, 2.66%, 02/13/53 (Call 11/13/29)	775	711,956

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49 (Call 11/15/25)	$1,000	$987,728
Series 2015-JP1, Class AS, 4.12%, 01/15/49 (Call 12/15/25)(a)	750	730,727
Series 2016-JP3, Class AS, 3.14%, 08/15/49 (Call 09/15/26)	1,000	938,159
Series 2016-JP3, Class B, 3.40%, 08/15/49 (Call 09/15/26)(a)	108	100,614
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class AS, 4.41%, 08/15/46 (Call 07/15/23)(a)	150	148,550
Series 2013-C14, Class B, 4.55%, 08/15/46 (Call 07/15/23)(a)	500	492,454
Series 2013-C15, Class B, 4.93%, 11/15/45 (Call 10/15/23)(a)	200	199,678
Series 2013-C15, Class C, 5.19%, 11/15/45 (Call 10/15/23)(a)	110	109,578
Series 2013-C17, Class A4, 4.20%, 01/15/47 (Call 12/15/23)	490	489,825
Series 2013-C17, Class C, 4.89%, 01/15/47 (Call 12/15/23)(a)	100	98,633
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	1,400	1,397,206
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/15/24)(a)	1,200	1,174,534
Series 2014-C18, Class B, 4.79%, 02/15/47 (Call 02/15/24)(a)	225	219,524
Series 2014-C19, Class C, 4.65%, 04/15/47 (Call 04/15/24)(a)	200	197,105
Series 2014-C21, Class A4, 3.49%, 08/15/47 (Call 05/15/24)	533	527,087
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	500	496,493
Series 2014-C21, Class ASB, 3.43%, 08/15/47 (Call 02/15/24)	142	140,310
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	1,006	999,122
Series 2014-C22, Class C, 4.55%, 09/15/47 (Call 08/15/24)(a)	200	182,561
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	1,144	1,140,801
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	155	154,193
Series 2014-C25, Class AS, 4.07%, 11/15/47 (Call 10/15/24)	232	228,312
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	185	177,249
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	481,355
Series 2015-C28, Class A3, 2.91%, 10/15/48 (Call 01/15/25)	953	929,721
Series 2015-C28, Class ASB, 3.04%, 10/15/48 (Call 11/15/24)	239	235,604
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 01/15/25)	274	271,156
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	250	236,925
Series 2015-C30, Class AS, 4.23%, 07/15/48 (Call 07/15/25)(a)	635	626,493
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	$1,003	$994,224
Series 2015-C33, Class A4, 3.77%, 12/15/48 (Call 11/15/25)	1,000	992,288
Series 2016-C1, Class A5, 3.58%, 03/17/49 (Call 01/15/26)	822	811,978
Series 2016-C1, Class B, 4.73%, 03/17/49 (Call 02/15/26)(a)	450	437,789
Series 2016-C1, Class C, 4.73%, 03/17/49 (Call 02/15/26)(a)	400	384,038
JPMCC Commercial Mortgage Securities Trust
JPMCC 2017-JP5, Class ASB, 3.55%, 03/15/50 (Call 11/15/26)	118	116,803
Series 2017-JP5, Class AS, 3.88%, 03/15/50 (Call 01/15/27)(a)	650	631,429
Series 2017-JP6, Class A5, 3.49%, 07/15/50 (Call 04/15/27)	300	294,723
Series 2017-JP6, Class AS, 3.74%, 07/15/50 (Call 05/15/27)	400	384,168
Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 07/15/27)	1,000	981,182
Series 2019-COR4, Class ASB, 3.94%, 03/10/52 (Call 03/10/28)	1,000	993,450
Series 2019-COR5, Class A2, 3.15%, 06/13/52 (Call 05/13/24)	360	353,776
Series 2019-COR5, Class A4, 3.39%, 06/13/52 (Call 04/13/29)	1,200	1,152,046
JPMDB Commercial Mortgage Securities Trust
JPMDB 2018-C8, Class A3, 3.94%, 06/15/51 (Call 04/15/28)	561	557,776
Series 2016-C2, Class A4, 3.14%, 06/15/49 (Call 04/15/26)	1,000	970,516
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/15/26)(a)	750	691,248
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 01/15/27)	2,100	2,080,469
Series 2017-C7, Class A3, 3.05%, 10/15/50 (Call 07/15/24)	1,200	1,171,829
Series 2017-C7, Class A5, 3.41%, 10/15/50 (Call 08/15/27)	1,050	1,027,061
Series 2019-COR6, Class A4, 3.06%, 11/13/52 (Call 10/13/29)	955	893,519
Series 2020-COR7, Class A5, 2.18%, 05/13/53 (Call 03/13/30)	539	472,171
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A4, 3.99%, 01/15/46 (Call 06/15/23)(a)	205	204,606
Series 2013-C13, Class ASB, 3.41%, 01/15/46 (Call 03/15/23)	9	9,389
Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	500	496,955
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/15/24)(a)	100	97,518
Series 2015-JP1, Class A5, 3.91%, 01/15/49 (Call 12/15/25)	1,462	1,455,129
Series 2016-JP2, Class A4, 2.82%, 08/15/49 (Call 07/15/26)	1,023	979,420
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/15/26)	700	658,359
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	1,090	1,075,223
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class ASB, 3.91%, 07/15/46 (Call 01/15/23)(a)	29	28,571

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C11, Class A3, 3.96%, 08/15/46 (Call 05/15/23)	$479	$474,536
Series 2013-C11, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	800	795,609
Series 2013-C13, Class A4, 4.04%, 11/15/46 (Call 11/15/23)	1,100	1,097,538
Series 2013-C13, Class C, 4.90%, 11/15/46 (Call 11/15/23)(a)	230	221,782
Series 2013-C7, Class AAB, 2.47%, 02/15/46 (Call 11/15/22)	9	8,527
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/15/23)	200	195,382
Series 2013-C8, Class B, 3.51%, 12/15/48 (Call 02/15/23)(a)	200	197,696
Series 2014-C14, Class A5, 4.06%, 02/15/47 (Call 12/15/23)	976	974,523
Series 2014-C14, Class AS, 4.38%, 02/15/47 (Call 01/15/24)(a)	200	199,159
Series 2014-C14, Class B, 4.85%, 02/15/47 (Call 01/15/24)(a)	200	198,753
Series 2014-C15, Class ASB, 3.65%, 04/15/47 (Call 12/15/23)	72	71,489
Series 2014-C16, Class A5, 3.89%, 06/15/47 (Call 05/15/24)	500	497,579
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	2,220	2,203,724
Series 2014-C18, Class A3, 3.65%, 10/15/47	329	323,510
Series 2014-C18, Class A4, 3.92%, 10/15/47	1,150	1,145,014
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 11/15/24)	1,275	1,258,907
Series 2015-C20, Class A4, 3.25%, 02/15/48 (Call 12/15/24)	2,000	1,963,678
Series 2015-C20, Class AS, 3.61%, 02/15/48 (Call 01/15/25)	500	484,770
Series 2015-C21, Class A4, 3.34%, 03/15/48 (Call 02/15/25)	901	883,207
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	1,000	979,764
Series 2015-C22, Class C, 4.21%, 04/15/48 (Call 04/15/25)(a)	250	229,587
Series 2015-C23, Class A3, 3.45%, 07/15/50 (Call 05/15/25)	730	717,617
Series 2015-C24, Class A3, 3.48%, 05/15/48 (Call 05/15/25)	343	337,598
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	950	944,534
Series 2015-C25, Class ASB, 3.38%, 10/15/48 (Call 06/15/25)	344	339,682
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	1,373	1,362,804
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 01/15/26)	1,000	983,696
Series 2016-C30, Class A5, 2.86%, 09/15/49 (Call 08/15/26)	500	479,463
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	1,250	1,204,729
Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 12/15/26)	1,000	989,204
Series 2016-C32, Class ASB, 3.51%, 12/15/49 (Call 07/15/26)	274	269,555
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C33, Class A5, 3.60%, 05/15/50 (Call 04/15/27)	$1,100	$1,086,147
Series 2017-C34, Class A4, 3.54%, 11/15/52 (Call 09/15/27)	1,000	984,639
Series 2017-C34, Class AS, 3.86%, 11/15/52 (Call 10/15/27)	500	484,255
Morgan Stanley Capital I, Series 2017-HR2, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	2,010	1,979,845
Morgan Stanley Capital I Trust
MSC 2016-UB12, Class A3, 3.34%, 12/15/49 (Call 11/15/26)	983	954,000
MSC 2016-UB12, Class A4, 3.60%, 12/15/49 (Call 11/15/26)	1,500	1,476,330
MSC 2021-L5, Class ASB, 2.43%, 05/15/54 (Call 12/15/30)	145	131,946
Series 2015-MS1, Class A4, 3.78%, 05/15/48 (Call 05/15/25)(a)	500	495,629
Series 2015-UBS8, Class AS, 4.11%, 12/15/48 (Call 12/15/25)	250	242,959
Series 2016-BNK2, Class A4, 3.05%, 11/15/49 (Call 10/15/26)	1,250	1,209,135
Series 2016-UB11, Class A4, 2.78%, 08/15/49 (Call 08/15/26)	1,000	954,572
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 05/15/27)	1,000	984,100
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 05/15/28)	500	496,767
Series 2019-H7, Class A4, 3.26%, 07/15/52 (Call 07/15/29)	1,000	953,868
Series 2020-HR8, Class A4, 2.04%, 07/15/53 (Call 07/15/30)	1,120	976,864
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	1,500	1,373,976
Series 2021-L6, Class A2, 2.13%, 06/15/54 (Call 07/15/26)(a)	1,500	1,392,735
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 09/15/31)	3,000	2,672,181
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 06/10/26)	1,000	960,319
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/50 (Call 07/15/27)	1,000	980,039
Series 2017-C6, Class AS, 3.93%, 12/15/50 (Call 11/15/27)(a)	500	482,682
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 12/15/27)	1,000	985,691
Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	1,325	1,327,358
Series 2018-C15, Class B, 4.92%, 12/15/51 (Call 12/15/28)(a)	750	734,203
Series 2019-C16, Class AS, 3.89%, 04/15/52 (Call 03/15/29)	1,592	1,524,907
Series 2019-C17, Class A4, 2.92%, 10/15/52 (Call 09/15/29)	1,000	925,295
Wells Fargo Commercial Mortgage Trust
4.15%, 08/15/51 (Call 08/15/28)	1,623	1,639,239
Series 2013-LC12, Class AS, 4.30%, 07/15/46 (Call 07/15/23)(a)	473	466,696
Series 2015-C26, Class AS, 3.58%, 02/15/48 (Call 01/15/25)	820	793,720
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 02/15/25)	1,000	984,013
Series 2015-C27, Class B, 4.14%, 02/15/48 (Call 03/15/25)(a)	330	312,137
Series 2015-C28, Class A4, 3.54%, 05/15/48 (Call 04/15/25)	500	494,411
Series 2015-C28, Class AS, 3.87%, 05/15/48 (Call 04/15/25)(a)	250	243,713

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C30, Class A4, 3.66%, 09/15/58 (Call 07/15/25)	$817	$810,777
Series 2015-C30, Class ASB, 3.41%, 09/15/58 (Call 03/15/25)	295	292,280
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 10/15/25)	500	495,488
Series 2015-C31, Class B, 4.48%, 11/15/48 (Call 10/15/25)(a)	1,000	966,940
Series 2015-C31, Class C, 4.60%, 11/15/48 (Call 11/15/25)(a)	450	422,066
Series 2015-LC20, Class A3, 3.09%, 04/15/50 (Call 08/15/22)	600	589,523
Series 2015-LC20, Class B, 3.72%, 04/15/50 (Call 03/15/25)	750	714,890
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	995,908
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (Call 06/15/25)(a)	750	743,516
Series 2016-C32, Class ASB, 3.32%, 01/15/59 (Call 06/15/25)	775	765,223
Series 2016-C34, Class A4, 3.10%, 06/15/49 (Call 04/15/26)	1,000	968,553
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 06/15/26)	1,000	961,130
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/15/26)	500	472,222
Series 2016-LC24, Class A4, 2.94%, 10/15/49 (Call 08/15/26)	1,680	1,619,514
Series 2016-LC25, Class B, 4.34%, 12/15/59 (Call 11/15/26)(a)	198	193,795
Series 2016-NXS4, Class A4, 3.72%, 12/15/48	1,000	993,116
Series 2016-NXS6, Class B, 3.81%, 11/15/49 (Call 09/15/26)	500	465,794
Series 2017-C38, Class A4, 3.19%, 07/15/50 (Call 05/15/27)	487	471,774
Series 2017-C38, Class A5, 3.45%, 07/15/50 (Call 06/15/27)	2,000	1,959,724
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 07/15/27)	2,500	2,446,815
Series 2017-C39, Class ASB, 3.21%, 09/15/50 (Call 12/15/26)	1,000	977,429
Series 2017-C39, Class C, 4.12%, 09/15/50 (Call 08/15/27)	500	460,782
Series 2017-C42, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	1,250	1,228,569
Series 2017-C42, Class B, 4.00%, 12/15/50 (Call 12/15/27)(a)	500	483,545
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 04/15/28)	1,000	1,014,925
Series 2018-C45, Class AS, 4.41%, 06/15/51 (Call 06/15/28)(a)	350	345,916
Series 2018-C46, Class AS, 4.38%, 08/15/51 (Call 08/15/28)	500	487,853
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 09/15/28)	1,250	1,282,055
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 11/15/28)	1,010	1,028,760
Series 2019-C49, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,625	1,629,526
Series 2019-C49, Class C, 4.87%, 03/15/52 (Call 02/15/29)(a)	665	631,147
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-C50, Class A5, 3.73%, 05/15/52 (Call 04/15/29)	$750	$738,904
Series 2019-C50, Class AS, 4.02%, 05/15/52 (Call 04/15/29)	1,000	959,745
Series 2019-C51, Class AS, 3.58%, 06/15/52 (Call 06/15/29)	492	462,545
Series 2019-C53, Class A4, 3.04%, 10/15/52 (Call 10/15/29)	1,400	1,317,055
Series 2020-C55, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	1,000	916,134
Series 2020-C56, Class ASB, 2.42%, 06/15/53 (Call 11/15/29)	500	463,729
Series 2020-C56, Class B, 3.75%, 06/15/53 (Call 03/15/30)(a)	345	314,366
Series 2020-C56, Class C, 3.75%, 06/15/53 (Call 04/15/30)(a)	800	699,341
Series 2020-C57, Class A4, 2.12%, 08/15/53 (Call 08/15/30)	1,919	1,681,121
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 11/15/30)	1,000	866,863
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	1,000	899,969
Series 2021-C59, Class ASB, 2.30%, 04/15/54 (Call 01/15/30)	354	325,734
WFCM 2016-C33, Class A4, 3.43%, 03/15/59 (Call 02/15/26)	1,000	983,196
WFCM 2018-C44, Class A4, 3.95%, 05/15/51 (Call 04/15/28)	1,250	1,248,905
WFCM 2018-C47, Class ASB, 4.37%, 09/15/61 (Call 05/15/28)	1,625	1,636,455
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45 (Call 12/15/22)	250	246,625
Series 2013-C13, Class C, 3.91%, 05/15/45 (Call 05/15/23)(a)	110	107,563
Series 2013-C14, Class B, 3.84%, 06/15/46 (Call 05/15/23)(a)	500	488,309
Series 2013-C17, Class A3, 3.75%, 12/15/46 (Call 10/15/23)	754	748,579
Series 2013-C18, Class A4, 3.90%, 12/15/46 (Call 12/15/23)	511	505,804
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	712	711,460
Series 2014-C19, Class A4, 3.83%, 03/15/47 (Call 02/15/24)	300	298,635
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/15/24)(a)	300	293,972
Series 2014-C22, Class A4, 3.49%, 09/15/57	997	983,625
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	396,674
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	472,988
Series 2014-C24, Class A5, 3.61%, 11/15/47 (Call 10/15/24)	100	98,838
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 11/15/24)	1,050	1,038,893
Series 2014-LC14, Class A5, 4.05%, 03/15/47 (Call 01/15/24)	950	948,369
		476,765,459

Total Collaterized Mortgage Obligations — 70.4%
(Cost: $517,747,244)		476,765,459

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 29.1%
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.35%, 02/25/43(a)	$298	$299,714
Series 2014-M11, Class 1A, 3.12%, 08/25/24(a)	613	607,744
Series 2014-M11, Class 2A, 3.29%, 08/25/26(a)	562	565,061
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	123	121,684
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	291	289,793
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	382	379,608
Series 2015-M1, Class A2, 2.53%, 09/25/24	562	549,552
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,410	2,403,990
Series 2015-M11, Class A2, 2.85%, 04/25/25(a)	739	729,217
Series 2015-M13, Class A2, 2.70%, 06/25/25(a)	776	762,148
Series 2015-M2, Class A, 2.62%, 12/25/24	326	319,348
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,157	1,141,139
Series 2016-M6, Class A2, 2.49%, 05/25/26	302	294,312
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	1,926,464
Series 2017, Class A2, 2.96%, 09/25/27(a)	953	948,135
Series 2017-M11, Class A2, 2.98%, 08/25/29	1,000	992,035
Series 2017-M15, Class AV2, 2.57%, 11/25/24(a)	630	616,816
Series 2017-M2, Class A2, 2.76%, 02/25/27(a)	2,258	2,225,075
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	678	659,121
Series 2017-M4, Class A2, 2.57%, 12/25/26(a)	728	710,551
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	998	983,491
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,255	2,247,966
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	798	790,448
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,382	2,420,527
Series 2018-M13, Class A2, 3.75%, 09/25/30(a)	87	90,359
Series 2018-M7, Class A2, 3.05%, 03/25/28(a)	780	779,494
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	2,943	3,018,560
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,855	1,911,243
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,450	2,471,730
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,690	2,694,537
Series 2019-M9, Class A2, 2.94%, 06/25/29	1,832	1,815,340
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,555	2,412,948
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,752,100
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	3,000	2,629,251
Freddie Mac Multifamily Structured Pass Through Certificates 2.12%, 04/25/55 (Call 03/25/29)(a)	3,000	2,839,800
FHMS K135, CLASS A2, 2.15%, 10/25/31 (Call 10/25/31)(a)	2,800	2,567,816
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	3,150	3,135,531
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	750	746,031
Series K038, Class A2, 3.39%, 03/25/24 (Call 03/25/24)	500	496,739
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	1,120	1,112,599
Series K041, Class A2, 3.17%, 10/25/24 (Call 10/25/24)	1,250	1,240,323
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	1,000	990,204
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	2,358	2,320,799
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	1,785	1,775,203
Series K048, Class A1, 2.69%, 12/25/24 (Call 10/25/24)	194	191,483
Series K049, Class A2, 3.01%, 07/25/25 (Call 07/25/25)	1,800	1,781,704
Series K050, Class A2, 3.33%, 08/25/25 (Call 08/25/25)(a)	2,000	1,999,533
Series K051, Class A2, 3.31%, 09/25/25 (Call 09/25/25)	2,630	2,628,756
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	800	795,997
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	2,200	2,178,328
Series K054, Class A2, 2.75%, 01/25/26 (Call 01/25/26)	700	687,555
Series K055, Class A2, 2.67%, 03/25/26 (Call 03/25/26)	1,500	1,469,753
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	1,725	1,681,042
Series K057, Class A1, 2.21%, 06/25/25 (Call 04/25/25)	473	462,926
Series K058, Class A1, 2.34%, 07/25/26 (Call 06/25/26)	1,025	998,916
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	1,527	1,495,530
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	1,780	1,776,704
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K060, Class A2, 3.30%, 10/25/26 (Call 10/25/26)	$1,046	$1,052,733
Series K061, Class A1, 3.01%, 08/25/26 (Call 12/25/25)	560	555,477
Series K061, Class A2, 3.35%, 11/25/26 (Call 11/25/26)(a)	1,300	1,310,342
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	1,000	1,011,106
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	1,345	1,360,868
Series K064, Class A1, 2.89%, 10/25/26 (Call 10/25/26)	696	688,399
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	325	326,242
Series K065, Class A1, 2.86%, 10/25/26 (Call 10/25/26)	1,666	1,646,052
Series K065, Class A2, 3.24%, 04/25/27 (Call 04/25/27)	2,570	2,583,489
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	821	811,119
Series K067, Class A2, 3.19%, 07/25/27 (Call 07/25/27)	1,600	1,606,871
Series K068, Class A2, 3.24%, 08/25/27 (Call 08/25/27)	1,000	1,006,750
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	1,000	1,004,315
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	1,541	1,555,823
Series K071, Class A2, 3.29%, 11/25/27 (Call 11/25/27)	1,500	1,513,403
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	2,450	2,490,054
Series K073, Class A2, 3.35%, 01/25/28 (Call 01/25/28)	2,397	2,425,966
Series K074, Class A1, 3.60%, 09/25/27 (Call 09/25/27)	887	894,128
Series K074, Class A2, 3.60%, 01/25/28 (Call 01/25/28)	1,000	1,024,313
Series K075, Class A2, 3.65%, 02/25/28 (Call 02/25/28)(a)	1,000	1,027,095
Series K076, Class A1, 3.73%, 12/25/27 (Call 12/25/27)	991	1,005,018
Series K076, Class A2, 3.90%, 04/25/28 (Call 04/25/28)	2,025	2,106,324
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	1,000	1,038,121
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	1,000	1,038,508
Series K079, Class A2, 3.93%, 06/25/28 (Call 06/25/28)	2,100	2,190,043
Series K080, Class A2, 3.93%, 07/25/28 (Call 07/25/28)(a)	1,700	1,773,724
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	1,500	1,563,573
Series K082, Class A2, 3.92%, 09/25/28 (Call 09/25/28)(a)	2,000	2,087,395
Series K083, Class A2, 4.05%, 09/25/28 (Call 09/25/28)(a)	1,195	1,256,381
Series K084, Class A2, 3.78%, 10/25/28 (Call 10/25/28)(a)	1,000	1,036,667
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	1,000	1,047,691
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,725	1,796,576
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	1,571	1,628,830
Series K088, Class A1, 3.48%, 09/25/28 (Call 09/25/28)	333	336,633
Series K088, Class A2, 3.69%, 01/25/29 (Call 01/25/29)	2,010	2,075,622
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	1,400	1,435,773
Series K091, Class A2, 3.51%, 03/25/29 (Call 03/25/29)	2,017	2,062,233
Series K092, Class A2, 3.30%, 04/25/29 (Call 04/25/29)	2,010	2,031,523
Series K094, Class A2, 2.90%, 06/25/29 (Call 06/25/29)	2,420	2,389,594
Series K096, Class A2, 2.52%, 07/25/29 (Call 07/25/29)	1,215	1,171,381
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	1,000	972,182
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	250	240,597
Series K102, Class A1, 2.18%, 05/25/29 (Call 04/25/29)	951	913,205
Series K102, Class A2, 2.54%, 10/25/29 (Call 10/25/29)	2,000	1,926,975
Series K103, Class A2, 2.65%, 11/25/29 (Call 11/25/29)	1,220	1,183,219
Series K105, Class A2, 1.87%, 01/25/30 (Call 01/25/30)	3,485	3,197,582
Series K106, Class A2, 2.07%, 01/25/30 (Call 01/25/30)	2,250	2,092,154
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	4,153	3,712,234
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	1,640	1,459,271
Series K111, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	1,500	1,318,236
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	1,000	878,592
Series K116, Class A2, 1.38%, 07/25/30 (Call 07/25/30)	2,000	1,754,590
Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	1,500	1,316,707
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	4,000	3,608,933
Series K126, Class A2, 2.07%, 01/25/31 (Call 01/25/31)	3,866	3,553,134
Series K130, Class A2, 1.72%, 06/25/31 (Call 06/25/31)	2,500	2,222,113
Series K131, Class A2, 1.85%, 07/25/31 (Call 07/25/31)	3,000	2,693,009
Series K1510, Class A2, 3.72%, 01/25/31 (Call 01/25/31)	250	257,848
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	500	508,464
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	730	718,774

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	$1,450	$1,381,626
Series K-1513, Class A3, 2.80%, 08/25/34 (Call 08/25/34)	1,015	936,079
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	1,000	928,336
Series K152, Class A2, 3.08%, 01/25/31 (Call 01/25/31)	250	248,017
Series K153, Class A3, 3.12%, 10/25/31 (Call 10/25/31)(a)	500	495,276
Series K154, Class A3, 3.46%, 11/25/32 (Call 11/25/32)	1,345	1,360,428
Series K157, Class A2, 3.99%, 05/25/33 (Call 05/25/33)(a)	1,076	1,124,252
Series K159, Class A1, 3.95%, 12/25/29 (Call 12/25/29)	1,511	1,562,095
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/30)(a)	833	870,521
Series K159, Class A3, 3.95%, 11/25/33 (Call 11/25/33)(a)	2,000	2,060,508
Series K723, Class A2, 2.45%, 08/25/23 (Call 08/25/23)	427	421,172
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,400	1,387,380
Series K725, Class A2, 3.00%, 01/25/24 (Call 01/25/24)	993	981,747
Series K728, Class A2, 3.06%, 08/25/24 (Call 08/25/24)(a)	1,963	1,947,104
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	212	211,688
Series K730, Class A2, 3.59%, 01/25/25 (Call 01/25/25)(a)	2,000	2,004,676
Series K731, Class A2, 3.60%, 02/25/25 (Call 02/25/25)(a)	995	998,066
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	1,000	1,013,337
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	2,455	2,451,717
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	2,000	1,971,794
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,150	1,980,645
Series KS03, Class A4, 3.16%, 05/25/25 (Call 05/25/25)(a)	1,000	992,527
		196,755,738

Total U.S. Government Agency Obligations — 29.1%
(Cost: $207,880,909)		196,755,738

Total Long-Term Investments — 99.5%
(Cost: $725,628,153)		673,521,197
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(b)(c)	3,200	$3,200,000

Total Short-Term Securities — 0.5%
(Cost: $3,200,000)		3,200,000

Total Investments in Securities — 100.0%
(Cost: $728,828,153)		676,721,197

Other Assets Less Liabilities — 0.0%		115,031

Net Assets — 100.0%		$676,836,228

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,210,000	$—	$(3,010,000	)(a)	$—	$—	$3,200,000	3,200	$11,077	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$476,765,459	$—	$476,765,459
U.S. Government Agency Obligations	—	196,755,738	—	196,755,738
Money Market Funds	3,200,000	—	—	3,200,000
	$3,200,000	$673,521,197	$—	$676,721,197

Portfolio Abbreviations - Fixed Income

REMIC	Real Estate Mortgage Investment Conduit